Reporting Segment and Geographic Information	6 Months Ended
Jun. 30, 2025
Reporting Segment and Geographic Information [Abstract]
REPORTING SEGMENT AND GEOGRAPHIC INFORMATION
NOTE 11:-	REPORTING SEGMENT AND GEOGRAPHIC INFORMATION

The Company operates as a single operating segment, with its Chief Executive Officer acting as the Chief Operating Decision Maker (CODM). The CODM regularly reviews the financial information on a consolidated basis and evaluates the segment’s performance based on its operating loss, as reported in the consolidated statements of comprehensive loss. This financial metric is used to assess overall business performance and support resource allocation decisions.

The following table presents information about the significant expenses regularly provided to the Company’s CODM and included in the reported measure of segment loss for the periods ended June 30, 2024 and 2025:

	Six months ended June 30,
	2024	2025
	Unaudited
Significant and other segment expenses:
Salaries and related benefits, including SBC, net	$10,642	$11,596
Clinical trials, subcontractors and materials, net	2,732	3,431
Professional, legal and marketing expenses	1,557	1,678
Other segment items [1]	2,547	2,251
Financial expenses (income), net	(2,132)	(315)
Tax on income	4	164

Segment net loss	$15,350	$18,805
[1]	Other segment items included in segment net loss primarily includes rent and related, depreciation and travel expenses.